Quarterly Report
June 30, 2022
MFS®  South Carolina
Municipal Bond Fund
MSC-Q1

Portfolio of Investments
6/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 97.0%
Airport Revenue – 4.2%
Charleston County, SC, Airport District Rev., 5%, 7/01/2037	$505,000	$548,456
Charleston County, SC, Airport District Rev., 5%, 7/01/2038	750,000	810,491
Charleston County, SC, Airport District Rev., 5%, 7/01/2039	450,000	484,347
Charleston County, SC, Airport District Rev., 5%, 7/01/2043	1,250,000	1,331,683
Charleston County, SC, Airport District Rev., 5%, 7/01/2048	1,500,000	1,585,910
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	220,000	221,244
Horry County, SC, Airport Refunding Rev., 4%, 7/01/2038	1,500,000	1,475,517
Horry County, SC, Airport Refunding Rev., 4%, 7/01/2039	1,500,000	1,467,677
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2051	1,930,000	2,043,597
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	92,398
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	10,000	10,301
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	77,051
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	122,864
		$10,271,536
General Obligations - General Purpose – 6.9%
Berkeley County, SC, General Obligation, 5%, 3/01/2033	$2,000,000	$2,342,894
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	475,000	441,314
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2028	1,335,000	1,441,414
Charleston County, SC, General Obligation Park & Recreation District, 4%, 2/01/2030	620,000	672,691
Charleston County, SC, General Obligation, “C”, 5%, 11/01/2026	2,055,000	2,241,454
Chicago, IL, General Obligation (Neighborhood Alive 21 Program), “B”, 5.5%, 1/01/2037	105,000	108,194
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	325,000	337,425
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	105,000	111,040
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	30,109	27,556
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	116,044	65,180
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	50,102	51,010
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	100,428	104,273
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	99,518	105,864
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	97,904	105,125
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	330,093	360,483
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	90,173	82,619
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	81,054	72,589
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	69,565	61,547
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	94,583	81,815
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	349,365	293,115
Lancaster County, SC, General Obligation Refunding, 3%, 3/01/2039	725,000	628,039
North Charleston, SC, General Obligation, 5%, 12/01/2024	675,000	720,662
Richland County, SC, Sewer System General Obligation Refunding, 5%, 3/01/2023	690,000	705,469
Richland County, SC, Sewer System General Obligation Refunding, 5%, 3/01/2024	725,000	762,167
South Carolina General Obligation State Institution Bonds, “A”, 5%, 4/01/2034	1,810,000	2,099,981
South Carolina General Obligation State Institution Bonds, “D”, 5%, 4/01/2034	850,000	986,179
State of Illinois, General Obligation, 5.5%, 5/01/2039	190,000	203,792
State of Illinois, General Obligation, 5.75%, 5/01/2045	175,000	190,481
State of Illinois, General Obligation, “A”, 5%, 3/01/2028	250,000	269,716
State of Illinois, General Obligation, “A”, 5%, 3/01/2029	370,000	401,121
State of Illinois, General Obligation, “A”, 5%, 3/01/2030	340,000	368,510
State of Illinois, General Obligation, “A”, 5%, 3/01/2031	495,000	535,664
		$16,979,383
General Obligations - Schools – 8.7%
Aiken County, SC, Consolidated School District Special Obligation, 4%, 6/01/2035	$275,000	$280,383
Aiken County, SC, Consolidated School District Special Obligation, 3.125%, 6/01/2041	1,400,000	1,237,663
Aiken County, SC, Consolidated School District Special Obligation, “A”, 4%, 4/01/2036	2,000,000	2,053,779
Anderson County, SC, School District, “A”, 5%, 3/01/2026	1,240,000	1,361,186
Beaufort County, SC, School District, General Obligation , “C”, 4%, 3/01/2035	3,000,000	3,116,537

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$770,000	$672,595
Downey, CA, Unified School District (Election of 2014), “B”, 4%, 8/01/2040	1,295,000	1,281,975
Lexington County, SC, School District No. 1, “A”, 5%, 3/01/2023	1,030,000	1,052,544
Richland County, SC, School District No. 1, General Obligation Refunding, “D”, 5%, 3/01/2024	1,850,000	1,944,840
Richland County, SC, School District No. 2, General Obligation Refunding, 5%, 3/01/2023	2,825,000	2,889,271
Spartanburg County, SC, School District No. 7, General Obligation, “B”, 5%, 3/01/2048	2,000,000	2,180,281
Spartanburg County, SC, School District No. 7, General Obligation, “D”, 5%, 3/01/2042	3,000,000	3,297,097
		$21,368,151
Healthcare Revenue - Hospitals – 12.2%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$255,000	$241,193
Chattanooga, TN, Health, Educational & Housing Facility Board Rev. (CommonSpirit Health), “A-2”, 5%, 8/01/2049	10,000	10,165
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	120,000	110,446
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	50,000	44,793
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	30,000	23,489
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), 4%, 10/01/2036	1,975,000	1,970,297
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,290,000	1,231,371
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	1,115,000	1,177,524
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2031	1,000,000	1,021,443
Lexington County, SC, Health Services District, Inc., Hospital Rev., 4%, 11/01/2032	1,000,000	1,013,944
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2035	1,000,000	1,046,368
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2036	1,000,000	1,045,364
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	1,405,000	1,325,710
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2044	285,000	274,815
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 5%, 12/01/2046	2,000,000	2,100,392
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Anmed Health), 5%, 2/01/2038	1,500,000	1,541,853
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	2,000,000	2,066,839
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Hampton Regional Medical Center Project), 5%, 11/01/2037	500,000	519,198
South Carolina Jobs & Economic Development Authority, Hospital Rev. (McLeod Health Projects), 4%, 11/01/2048	2,000,000	1,847,371
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), “A”, 5.25%, 8/01/2030 (Prerefunded 8/01/2023)	1,000,000	1,037,143
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), 5%, 5/01/2037	2,000,000	2,096,876
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	3,340,000	3,224,532
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 5%, 4/15/2027	580,000	638,023
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 5%, 4/15/2034	1,000,000	1,116,363
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2036	450,000	449,119
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2037	550,000	547,758
Spartanburg County, SC, Regional Health Services District, Inc. Hospital Refunding Rev., 4%, 4/15/2036	1,380,000	1,377,298
Spartanburg County, SC, Regional Health Services District, Inc. Hospital Refunding Rev., 4%, 4/15/2037	1,000,000	992,623
		$30,092,310
Healthcare Revenue - Long Term Care – 1.9%
South Carolina Jobs & Economic Development Authority Rev. (Bishop Gadsden Episcopal Retirement Community), “A”, 5%, 4/01/2049	$1,250,000	$1,181,266
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	750,000	663,064
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	218,487
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), “B”, 5%, 5/01/2042	750,000	667,645
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036 (n)	1,000,000	991,883
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	1,000,000	907,681
		$4,630,026

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$100,000	$88,001
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 2.875%, 1/01/2041 (n)	260,000	181,176
		$269,177
Industrial Revenue - Paper – 0.4%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$1,000,000	$1,006,853
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	100,000	103,883
		$1,110,736
Miscellaneous Revenue - Other – 1.3%
Florence, SC, Accommodations Fee Rev., 5%, 5/01/2035	$2,550,000	$2,678,196
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	100,000	102,582
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	575,000	559,124
		$3,339,902
Multi-Family Housing Revenue – 0.3%
New Hampshire National Finance Authority Municipal Certificates, “1-A”, 4.375%, 9/20/2036	$678,018	$650,531
Port Revenue – 4.6%
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	$1,820,000	$1,698,823
South Carolina Ports Authority Rev., 5%, 7/01/2028	300,000	314,318
South Carolina Ports Authority Rev., 5%, 7/01/2029	450,000	473,342
South Carolina Ports Authority Rev., 5%, 7/01/2033 (Prerefunded 7/01/2025)	500,000	536,394
South Carolina Ports Authority Rev., 5%, 7/01/2036	3,000,000	3,190,641
South Carolina Ports Authority Rev., 4%, 7/01/2055	2,000,000	1,858,375
South Carolina Ports Authority Rev., “B”, 5%, 7/01/2044	3,000,000	3,162,877
		$11,234,770
Sales & Excise Tax Revenue – 3.4%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$20,000	$21,082
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	15,000	15,812
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	20,000	21,117
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2036	80,000	73,616
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	110,000	97,052
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2026	95,000	101,791
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2027	185,000	201,018
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	185,000	203,221
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2029	35,000	38,766
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2036	80,000	87,235
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2037	105,000	115,033
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	40,000	38,607
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	45,000	43,220
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	50,000	48,897
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	49,000	47,199
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	158,000	151,809
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	3,610,000	3,548,556
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	299,000	280,782
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	163,000	153,068
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	4,000	3,733
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	71,000	67,817
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	4,000	3,719
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	79,000	65,388
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	14,000	10,551
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	725,000	490,971
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	695,000	417,967
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	5,158,000	1,387,195

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (n)	$510,000	$463,020
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (n)	270,000	256,403
		$8,454,645
Secondary Schools – 0.5%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2049 (n)	$250,000	$249,621
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2056 (n)	1,400,000	1,029,617
		$1,279,238
Single Family Housing - State – 4.9%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$475,000	$481,543
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	430,000	439,019
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2027	520,000	574,236
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2027	500,000	556,629
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2030	290,000	324,895
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2030	560,000	629,900
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 1/01/2031	575,000	646,377
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 5%, 7/01/2031	575,000	647,860
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3.75%, 7/01/2043	310,000	304,981
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3.8%, 1/01/2049	290,000	285,642
South Carolina Housing Finance & Development Authority Mortgage Rev., “A”, 3%, 1/01/2052	3,120,000	3,039,986
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 3.25%, 1/01/2052	2,790,000	2,765,792
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	765,000	781,000
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, FNMA, 4.75%, 1/01/2049	505,000	521,100
		$11,998,960
State & Local Agencies – 11.8%
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 12/01/2030 (Prerefunded 12/01/2023)	$3,595,000	$3,751,760
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	55,000	59,472
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	45,000	48,497
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	25,000	26,880
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.809% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	1,330,000	1,204,290
Dillon County, SC, School Facilities Corp., 5%, 12/01/2028	590,000	660,253
Dillon County, SC, School Facilities Corp., 5%, 12/01/2032	1,625,000	1,807,101
Dillon County, SC, School Facilities Corp., 5%, 12/01/2033	1,705,000	1,890,613
Florence, SC, Public Facilities Corp., Installment Purchase Rev., “B”, 4%, 11/01/2030	1,035,000	1,086,621
Florence, SC, Public Facilities Corp., Installment Purchase Rev., “B”, 4%, 11/01/2031	500,000	517,039
Florence, SC, Public Facilities Corp., Installment Purchase Rev., “B”, 4%, 11/01/2032	500,000	509,633
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (School District No. 50), BAM, 5%, 12/01/2028	3,000,000	3,242,942
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	240,000	271,954
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	465,000	494,660
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029 (Prerefunded 6/15/2026)	35,000	38,392
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	10,000	10,009
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	35,000	34,934
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2037	30,000	29,736
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	25,000	23,789
New Jersey Economic Development Authority Rev. (School Facilities Construction), “AAA”, 5%, 6/15/2026	230,000	245,502
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2039	490,000	516,457
New Jersey Economic Development Authority Rev. (School Facilities Construction), “LLL”, 5%, 6/15/2044	815,000	847,387
North Charleston, SC, Public Facilities Corp. Refunding Rev., “B”, 4%, 6/01/2038	1,000,000	1,005,894
North Charleston, SC, Public Facilities Corp. Refunding Rev., “B”, 4%, 6/01/2040	1,000,000	1,003,021
Orangeburg County, SC, Facilities Corp. Installment Purchase Rev. (Detention Center Project), 4%, 12/01/2042	2,000,000	1,930,014
Orangeburg County, SC, School District, Special Obligation, 5%, 6/01/2029	740,000	793,935

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Orangeburg County, SC, School District, Special Obligation, 5%, 6/01/2030	$870,000	$932,798
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,115,000	1,210,630
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2028	2,000,000	2,119,265
Square County, SC, Redevelopment Corp. Installment Purchase Rev. (Greenville County, South Carolina Project), 5%, 4/01/2031	400,000	468,527
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2026	1,000,000	1,078,698
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2027	1,195,000	1,286,801
		$29,147,504
Student Loan Revenue – 0.5%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	$1,180,000	$1,128,411
Tax - Other – 3.4%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$940,000	$988,501
Greenville County, SC, Special Source Rev., 4%, 4/01/2038	250,000	251,446
Greenville County, SC, Special Source Rev., 4%, 4/01/2039	1,000,000	1,003,001
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2035	180,000	189,659
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	95,000	99,986
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	285,000	296,686
Illinois Sports Facilities Authority Refunding Rev., BAM, 5%, 6/15/2029	1,260,000	1,394,122
Myrtle Beach, SC, Tax Increment Refunding Bonds Rev. (Myrtle Beach Air Force Base Redevelopment Project Area), 5%, 10/01/2030	1,000,000	1,076,812
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,110,749
North Charleston, SC, Limited Obligation Bond (Tax Increment Pledge), 4%, 10/01/2032	685,000	713,117
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	165,000	149,318
		$8,273,397
Tax Assessment – 0.4%
Berkeley County, SC, Assessment Rev. (Nexton Improvement District), 4.375%, 11/01/2049 (n)	$1,000,000	$938,437
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	20,000	19,558
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	18,000	18,309
		$976,304
Tobacco – 0.3%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$150,000	$160,238
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	280,000	254,712
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	3,020,000	387,473
		$802,423
Toll Roads – 0.2%
Virginia Small Business Financing Authority Senior Lien Rev. (Elizabeth River Crossings Opco LLC Project), 3%, 1/01/2041 (w)	$765,000	$595,465
Transportation - Special Tax – 5.6%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$680,000	$684,126
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NPFG, 5%, 7/01/2029	20,000	20,043
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	1,125,000	1,151,349
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.25%, 7/01/2031	90,000	90,900
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “D-1”, 5%, 9/01/2022	600,000	603,224
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2030	70,000	76,616
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2032	80,000	87,569
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2033	100,000	108,221
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2034	95,000	102,153
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035	95,000	102,084
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2036	100,000	107,389
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2037	50,000	53,573
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2040	80,000	76,730
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	145,000	134,370
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2045	150,000	156,418

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2050	$105,000	$108,987
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	350,000	379,058
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	125,000	131,749
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	125,000	129,601
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, 5%, 10/01/2036	1,205,000	1,314,160
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, 5%, 10/01/2037	1,500,000	1,634,007
South Carolina Transportation Infrastructure Bank Refunding Rev., “A”, AGM, 5%, 10/01/2035	2,000,000	2,183,903
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2030	2,000,000	2,249,800
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2040	2,000,000	2,169,362
		$13,855,392
Universities - Colleges – 4.9%
Center for Arts & Health Science Public Facilities Corp. Installment Purchase Rev. (Greenville Technical College Project), 4%, 10/01/2038	$2,000,000	$2,051,142
College of Charleston, SC, Academic & Administrative Facilities Refunding Rev., “A”, 5%, 4/01/2028	1,030,000	1,159,557
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	55,000	55,179
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	70,000	70,492
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	401,604
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/2028	700,000	748,315
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2035	1,565,000	1,634,735
South Carolina Jobs & Economic Development Authority (Wofford College), 5%, 4/01/2049	2,000,000	2,073,633
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	30,000	30,065
University of South Carolina, Higher Education Facilities Refunding Rev. (Campus Village Project), “A', 5%, 5/01/2041	3,000,000	3,325,611
University of South Carolina, Higher Education Facilities Refunding Rev., ”A“, 5%, 5/01/2040	575,000	616,923
		$12,167,256
Utilities - Municipal Owned – 8.9%
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2039	$145,000	$150,498
Guam Power Authority Rev., ”A“, AGM, 5%, 10/01/2044	170,000	175,887
Piedmont, SC, Municipal Power Agency Rev., ”A“, 4%, 1/01/2025	2,350,000	2,439,629
Piedmont, SC, Municipal Power Agency Rev., ”B“, 5%, 1/01/2032	3,000,000	3,390,904
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2020 (a)(d)	20,000	16,950
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2021 (a)(d)	205,000	173,737
Puerto Rico Electric Power Authority Refunding Rev., ”DDD“, 5%, 7/01/2023 (a)(d)	330,000	280,500
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2029 (a)(d)	525,000	444,937
Puerto Rico Electric Power Authority Rev., ”A“, 5%, 7/01/2042 (a)(d)	80,000	67,800
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2021 (a)(d)	40,000	33,900
Puerto Rico Electric Power Authority Rev., ”AAA“, 5.25%, 7/01/2030 (a)(d)	20,000	16,950
Puerto Rico Electric Power Authority Rev., ”CCC“, 5.25%, 7/01/2027 (a)(d)	190,000	161,025
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	100,000	84,750
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2023 (a)(d)	90,000	76,275
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2027 (a)(d)	15,000	12,713
Puerto Rico Electric Power Authority Rev., ”TT“, 5%, 7/01/2037 (a)(d)	270,000	228,825
Puerto Rico Electric Power Authority Rev., ”VV“, NPFG, 5.25%, 7/01/2034	25,000	25,292
Puerto Rico Electric Power Authority Rev., ”WW“, 5.375%, 7/01/2022 (a)(d)	15,000	12,769
Puerto Rico Electric Power Authority Rev., ”WW“, 5.25%, 7/01/2025 (a)(d)	40,000	33,900
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5%, 7/01/2018 (a)(d)	120,000	101,700
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2023 (a)(d)	140,000	118,650
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2024 (a)(d)	45,000	38,138
Puerto Rico Electric Power Authority Rev., ”ZZ“, 5.25%, 7/01/2026 (a)(d)	145,000	122,887
Puerto Rico Electric Power Authority Rev., Taxable, ”EEE“, 6.05%, 7/01/2032 (a)(d)	115,000	92,144
Rock Hill, SC, Combined Utility System Rev., ”A“, 4%, 1/01/2049	650,000	617,135
Rock Hill, SC, Utility Systems Rev., 5%, 1/01/2041	1,000,000	1,042,006
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., ”A“, 5%, 6/01/2032	500,000	566,965
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., ”A“, 5%, 6/01/2033	1,000,000	1,129,384
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., ”A“, 4%, 6/01/2035	500,000	499,684
South Carolina Patriots Energy Group Gas System Improvement Refunding Rev., ”A“, 4%, 6/01/2036	500,000	494,658

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – continued
South Carolina Public Service Authority Improvement Rev., ”B“, 4%, 12/01/2038	$1,750,000	$1,696,514
South Carolina Public Service Authority Improvement Rev., ”B“, 4%, 12/01/2039	1,500,000	1,447,281
South Carolina Public Service Authority Improvement Rev., Tax-Exempt, ”B“, 5%, 12/01/2051	2,055,000	2,147,960
South Carolina Public Service Authority Refunding Rev., ”A“, 4%, 12/01/2040	3,000,000	2,854,212
South Carolina Public Service Authority Rev., ”A“, 5%, 12/01/2032	1,000,000	1,090,684
		$21,887,243
Utilities - Other – 0.7%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), 5%, 9/01/2042	$790,000	$794,228
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	130,000	144,925
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2022	290,000	291,356
Tennessee Energy Acquisition Corp., Gas Rev., ”A“, 5.25%, 9/01/2026	570,000	605,489
		$1,835,998
Water & Sewer Utility Revenue – 10.9%
Anderson County, SC, Water & Sewer System Refunding Rev., 4%, 7/01/2033	$750,000	$789,667
Columbia, SC, Stormwater System Rev. (City Improvements), 5%, 2/01/2038	755,000	823,414
Columbia, SC, Waterworks & Sewer System Rev., 4%, 2/01/2043	2,000,000	1,993,878
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	90,000	93,883
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	424,284
Guam Waterworks Authority Rev. (Water and Wastewater System), ”A“, 5%, 1/01/2050	300,000	312,729
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), ”B“, 5%, 7/01/2030	500,000	536,634
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), ”B“, 5%, 7/01/2035	500,000	529,059
Lexington County, SC, Joint Municipal Water & Sewer Commission and Improvement Refunding Rev., ”A“, 4%, 6/01/2043	1,260,000	1,256,096
Lexington, SC, Waterworks & Sewer Systems Rev., 4%, 6/01/2041	2,000,000	1,995,929
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), ”C-7“, NPFG, 5%, 7/01/2032	50,000	51,863
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), ”D-6“, NPFG, 5%, 7/01/2036	60,000	62,060
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2035	30,000	31,077
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), ”D-1“, AGM, 5%, 7/01/2037	70,000	72,430
Mount Pleasant, SC, Waterworks & Sewer System Rev., ”A“, 5%, 6/01/2036	1,000,000	1,088,134
Mount Pleasant, SC, Waterworks & Sewer System Rev., ”A“, 5%, 6/01/2037	1,000,000	1,086,463
North Charleston, SC, Sewer District, 5%, 7/01/2039	3,425,000	3,566,503
South Carolina Grand Strand Water & Sewer Authority System Improvement Refunding Rev., ”A“, 4%, 6/01/2046	4,000,000	3,906,308
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2029	220,000	232,814
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2030	200,000	209,995
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2031	250,000	259,576
South Carolina Jobs & Economic Development Authority Rev. (Alligator Rural Water & Sewer Company, Inc. Project), 4%, 3/15/2032	185,000	188,759
Spartanburg, SC, Sanitary Sewer District Convertible Rev., ”B“, 5%, 3/01/2033 (Prerefunded 3/01/2023)	1,000,000	1,022,552
Spartanburg, SC, Sanitary Sewer District Convertible Rev., ”B“, 5%, 3/01/2034	2,000,000	2,091,540
Spartanburg, SC, Water System Refunding & Improvement Rev., ”B“, 5%, 6/01/2039	4,000,000	4,324,668
		$26,950,315
Total Municipal Bonds		$239,299,073
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$420,000	$362,504
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	787,332	206,707
Total Bonds		$569,211

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$450,247	$223,998
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 1.21% (v)	2,566,715	$2,566,459

Other Assets, Less Liabilities – 1.6%		3,950,339
Net Assets – 100.0%		$246,609,080
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,566,459 and $240,092,282, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,326,493, representing 2.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$239,523,071	$—	$239,523,071
U.S. Corporate Bonds	—	569,211	—	569,211
Mutual Funds	2,566,459	—	—	2,566,459
Total	$2,566,459	$240,092,282	$—	$242,658,741
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,600,641	$27,382,793	$38,416,652	$(323)	$—	$2,566,459
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,807	$—

Supplemental Information (unaudited) – continued
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2022, are as follows:
South Carolina	78.3%
Puerto Rico	5.2%
Illinois	2.4%
New Jersey	1.9%
New York	1.7%
Tennessee	1.2%
Pennsylvania	1.1%
Texas	1.1%
Guam	0.8%
Massachusetts	0.8%
California	0.5%
Maryland	0.5%
Virginia	0.5%
Alabama	0.4%
Wisconsin	0.4%
Nebraska	0.3%
New Hampshire	0.3%
Ohio	0.3%
Connecticut	0.2%
Michigan	0.2%
Colorado	0.1%
Washington DC	0.1%
Indiana (o)	0.0%
U.S. Virgin Islands (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.